Equity-Accounted Joint Ventures	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Joint Ventures	Equity-Accounted Joint Ventures

a)	A summary of the Partnership's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2019		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2019 $	2018 $
Bahrain LNG Joint Venture (i)	30%	-	1	60,462	81,353
Yamal LNG Joint Venture (ii)	50%	6	-	264,126	205,839
Pan Union Joint Venture (iii)	20%-30%	4	-	79,568	73,545
Exmar LPG Joint Venture (iv)	50%	23	-	151,673	153,808
MALT Joint Venture (v)	52%	6	-	357,411	351,529
Excalibur Joint Venture (vi)	50%	1	-	32,691	32,402
Angola Joint Venture (vii)	33%	4	-	88,465	85,469
RasGas III Joint Venture (viii)	40%	4	-	120,920	132,188
		48	1	1,155,316	1,116,133
Less current portion of advances to equity-accounted joint ventures				—	(79,108)
Investment in and advances to equity-accounted joint ventures				1,155,316	1,037,025

(i)	Bahrain LNG Joint Venture
In December 2015, the Partnership (30%) entered into a joint venture agreement with National Oil & Gas Authority (or NOGA) (30%), Gulf Investment Corporation (or GIC) (24%) and Samsung C&T (or Samsung) (16%) to form a joint venture, Bahrain LNG W.L.L. (or the Bahrain LNG Joint Venture), for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year customer contract (see Note 20b). In addition, the Partnership has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2019, the Partnership had advanced $73.4 million (December 31, 2018 – $79.1 million) to the Bahrain LNG Joint Venture. These advances bear interest at 6.0% (2018 – LIBOR plus 1.25%) and as at December 31, 2019 and 2018, the interest receivable on these advances was $0.5 million and $nil, respectively. These amounts are included in the table above.

(ii)	Yamal LNG Joint Venture
As at December 31, 2019, the Partnership has a 50/50 joint venture agreement with China LNG Shipping (Holdings) Limited (or China LNG) (or the Yamal LNG Joint Venture) and the joint venture has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia.
The Partnership has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2019 was $809.2 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2019 was $2.2 million (December 31, 2018 – $0.6 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(iii)	Pan Union Joint Venture
As at December 31, 2019, the Partnership has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its joint venture with China LNG, CETS Investment Management (HK) Co. Ltd. and BW Investments Pte. Ltd (or the Pan Union Joint Venture).
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. At December 31, 2019, the unamortized amount of the basis difference was $10.5 million (December 31, 2018 - $11.0 million).

(iv)	Exmar LPG Joint Venture
As at December 31, 2019, the Partnership has a 50/50 LPG-related joint venture agreement with Exmar NV (or Exmar) (or the Exmar LPG Joint Venture). The Partnership has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2019 was $246.7 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2019 was $0.9 million (December 31, 2018 – $1.3 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.
As at December 31, 2019, the Partnership had advanced $52.3 million (December 31, 2018 – $52.3 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at December 31, 2019, the interest receivable on these advances was $0.3 million (December 31, 2018 – $nil). These amounts are included in the table above.
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2019, the unamortized amount of the basis difference was $23.6 million (December 31, 2018 – $24.9 million).

(v)	MALT Joint Venture
As at December 31, 2019, the Partnership has a joint venture agreement with Marubeni Corporation (or the MALT Joint Venture). Since control of the MALT Joint Venture is shared jointly between Marubeni and the Partnership, the Partnership accounts for its investment in the MALT Joint Venture using the equity method. The Partnership has guaranteed its 52% share of the secured loan facilities of the MALT Joint Venture for which the principal amount of the secured loan facilities as at December 31, 2019 was $147.0 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2019 was $0.3 million (December 31, 2018 – $0.4 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(vi)	Excalibur and Excelsior Joint Ventures
As at December 31, 2019, the Partnership has a 50/50 LNG-related joint venture with Exmar (or the Excalibur Joint Venture). On January 31, 2018, the Partnership sold its other 50/50 LNG-related joint venture with Exmar relating to the Excelsior LNG carrier (or the Excelsior Joint Venture) for gross proceeds of approximately $54 million. As a result of the sale, the Partnership recorded a gain of $5.6 million for the year ended December 31, 2018, which is included in equity income in the Partnership's consolidated statements of income. The Partnership has guaranteed its ownership share of the secured loan facility of the Excalibur Joint Venture for which the principal amount of the secured loan facility as at December 31, 2019 was $21.8 million. As a result, the Partnership has recorded a guarantee liability. As at December 31, 2019, the carrying value of the guarantee liability was $0.1 million (December 31, 2018 – nominal).
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Excalibur Joint Venture's net assets was substantially attributed to an increase to the carrying value of the vessel of the Excalibur Joint Venture in accordance with the finalized purchase price allocation. At December 31, 2019, the unamortized amount of the basis difference was $12.5 million (December 31, 2018 – $13.0 million).

(vii)	Angola Joint Venture
As at December 31, 2019, the Partnership has a 33% ownership interest in a joint venture (or the Angola Joint Venture) that owns four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK Energy Transport (or NYK) (33%) and Mitsui & Co. Ltd. (34%).
The Partnership has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2019 was $213.8 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2019 was $0.5 million (December 31, 2018 – $0.6 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(viii)	RasGas III Joint Venture
As at December 31, 2019, the Partnership has a 40% ownership interest in Teekay Nakilat (III) Corporation (or the RasGas III Joint Venture), and the remaining 60% is held by Qatar Gas Transport Company Ltd. (Nakilat).

b)
The RasGas III Joint Venture, the Angola Joint Venture, the Yamal LNG Joint Venture, and the Bahrain LNG Joint Venture are considered variable interest entities; however, the Partnership is not the primary beneficiary and therefore, the Partnership has not consolidated these entities. The Partnership’s exposure to loss as a result of its investment in the RasGas III Joint Venture, the Angola LNG Joint Venture, the Yamal LNG Joint Venture, and the Bahrain LNG Joint Venture is the amount it has invested in and advanced to these joint ventures, which are $120.9 million, $88.5 million, $264.1 million and $60.5 million, respectively, as at December 31, 2019. In addition, the Partnership provides an owner's guarantee in respect of the charters for the RasGas III Joint Venture, the Angola Joint Venture, and

the Yamal LNG Joint Venture; and guarantees the credit facilities and interest rate swaps of the Angola Joint Venture and the Yamal LNG Joint Venture as described above.

c)
The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture. The results include the Excalibur Joint Venture, the Excelsior Joint Venture up to January 2018, the RasGas III Joint Venture, the Angola Joint Venture, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the Yamal LNG Joint Venture, and the Bahrain LNG Joint Venture.

	December 31, 2019 $	December 31, 2018 $
Cash and restricted cash – current	375,800	333,566
Other assets – current	146,637	152,506
Vessels and equipment, including vessels related to finance leases, right-of-use assets and advances on newbuilding contracts	3,045,393	3,579,026
Net investments in direct financing and sales-type leases – non-current	4,469,861	3,000,927
Other assets – non-current	169,925	90,455
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	557,685	547,098
Other liabilities – current	188,665	139,194
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	5,130,656	4,307,278
Other liabilities – non-current	224,903	126,905

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Voyage revenues	766,618	612,471	477,495
Income from vessel operations	400,326	289,477	178,763
Realized and unrealized (loss) gain on non-designated derivative instruments	(40,915)	8,825	(2,067)
Net income	130,314	142,252	54,418